Note 16 - General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about general and administrative expense [text block]
	Year ended December 31,
	2017	2016	2015
Share-based compensation (recovery)	-	-	2
Professional fees	104	225	247
Rent and office expenses	-	7	46
Insurance	7	16	25
Others	2	20	29
	$113	$268	$349